Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 6:-	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2024	2023

Accrued expenses	$1,464	$995
Employees and payroll accruals	1,079	958
Other liabilities	23	18

	$2,566	$1,971